Taxation - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Income Tax Expense Benefits [Line Items]
Bank corporation tax surcharge	8.00%			8.00%
Increase in applicable tax rate		2.00%
Unrecognised capital losses carried forward	£ 0	£ 0
At 1 April 2023
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	25.00%
Increase in applicable tax rate	6.00%
Bank Surcharge, Q1 2022
Income Tax Expense Benefits [Line Items]
Bank corporation tax surcharge	3.00%
Bank Surcharge, Q1 2022 | Bank Surcharge, Q1 2022
Income Tax Expense Benefits [Line Items]
Expected decrease in tax expense	£ 23
Expected decrease in deferred tax liaiblity	£ 90
Banking entities
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	27.00%	27.00%	27.00%
Non-banking entities
Income Tax Expense Benefits [Line Items]
Applicable tax rate (percentage)	19.00%	19.00%	19.00%
Deferred tax assets
Income Tax Expense Benefits [Line Items]
Recognised capital losses carried forward	£ 5	£ 12